CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net (Loss) / Income for the Year		$ (3,829,507)	$ 7,277,752
Items of Other Comprehensive Income that may be Reclassified to Profit or Loss for the Year
Income or Loss from Financial Instruments at Fair Value through OCI (Other Comprehensive Income) (Item 4.1.2a of IFRS 9)		0	0
Income (Loss) for the Year from Financial Instruments at Fair Value with Changes through OCI	[1]	(87,485)	(434,732)
Total Other Comprehensive Income (Loss) that may be Reclassified to Profit or Loss for the Year		(87,485)	(434,732)
Total Other Comprehensive Income / (Loss)		(87,485)	(434,732)
Total Comprehensive ( Loss) / Income		(3,916,992)	6,843,020
Total Comprehensive (Loss) / Income Attributable to owners of the Parent		(3,553,307)	6,358,856
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests		(363,685)	484,164
Total Comprehensive ( Loss) / Income		$ (3,916,992)	$ 6,843,020

[1]	Net of Income Tax.